SIGNIFICANT ACCOUNTING POLICIES - Impairment of fixed assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Return of radioelectric spectrum	$ (2,675)
Brands Cablevision and Fibertel		$ (873)
Assets classified as held for sale	(1,775)
Telecom Goodwill	(243,900)
Goodwill allocated to subsidiaries	(64)	(1,299)
Others	2,279	(329)	$ (1,106)
Total	(246,135)	$ (2,501)	$ (1,106)
Goodwill for total amount	494,067
Recoveries of provision of works in progress that were completed	$ 2,175